Employee Benefit Plans (Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted-average assumptions for calculating fair values of stock options granted
Contractual life (in years)	3 years 2 months 12 days
Stock options granted [Member]
Weighted-average assumptions for calculating fair values of stock options granted
Expected volatility		27.50%	28.90%
Risk-free interest rate		1.40%	0.70%
Dividend yield		3.20%	3.20%
Expected life (in years)		4 years 7 months 2 days	4 years 6 months
Contractual life (in years)		7 years	7 years